Investments - Summary of Group's Shareholdings in Associates Entities and Principal Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Share of profit (loss) after tax	[1]	$ (74)	$ 366	$ 33
Associates [member]
Disclosure Of Significant Investments In Associates [Line Items]
Beginning balance		2,466	86
Additions due to business combinations			2,014
Dividends received from Associate		(60)
Share of profit (loss) after tax		(74)	366
Foreign exchange		(13)
Ending balance		$ 2,319	$ 2,466	$ 86

[1]	In the year ended December 31, 2020, we changed the presentation of our operating loss to reflect losses on items held at fair value and remeasurements, and share of results of associates, as non-operating items in the consolidated statements of operations. See Note 2 for further details.